Related-party Transactions	12 Months Ended
Dec. 31, 2018
Disclosure of related party transactions [Abstract]
Disclosure of related party [text block]
41.	Related-party Transactions

All inter-company transactions and balances between AUO and its subsidiaries are eliminated in the consolidated financial statements. The transactions between the Company and its related parties are set out as follows:

(a)	Compensation to key management personnel

Key management personnel’s compensation comprised:

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Short-term employee benefits	$354,883	566,231	345,019
Post-employment benefits	1,937	2,244	2,547
	$356,820	568,475	347,566

(b)	Except for otherwise disclosed in other notes to the consolidated financial statements, the Company’s significant related party transactions and balances were as follows:

(1)	Sales

	Sales			Accounts receivable from related parties
	For the years ended December 31,			December 31,
	2016	2017	2018	2017	2018
	(in thousands)
Associates	$554,889	1,216,868	1,898,336	184,948	696,423
Joint ventures	4,105,390	-	-	-	-
Others ( i )	12,767,161	11,959,720	12,050,450	1,668,114	2,057,830
	$17,427,440	13,176,588	13,948,786	1,853,062	2,754,253

The collection terms for sales to related parties were 30 to 55 days from the end of the month during which the invoice is issued. The pricing for sales to related parties were not materially different from those with third parties.

(2)	Purchases

	Purchases			Accounts payable to related parties
	For the years ended December 31,			December 31,
	2016	2017	2018	2017	2018
	(in thousands)
Associates	$9,886,487	8,667,555	9,185,563	3,233,050	3,664,742
Joint ventures	3,754,404	1,057,106	1,449,636	-	-
Others ( i )	18,317,386	17,549,228	18,589,791	4,431,681	4,496,444
	$31,958,277	27,273,889	29,224,990	7,664,731	8,161,186

The payment terms for purchases from related parties were 30 to 120 days. The pricing and payment terms with related parties were not materially different from those with third parties.

(3)	Acquisition of property, plant and equipment

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$7,391	1,549	6,527
Others (i)	-	2,801	4,449
	$7,391	4,350	10,976

(4)	Disposal of property, plant and equipment and others

	Proceeds from disposal
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$926	-	-
Others (i)	-	3,352	-
	$926	3,352	-

	Gains on disposal
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$22	-	-
Others (i)	-	2,212	-
	$22	2,212	-

(5)	Other related party transactions

	Other receivables due from related parties
	December 31,
	2017	2018
	(in thousands)
Associates	$47,746	8,161
Others (i)	6,347	4,784
	$54,093	12,945

	Other payables due to related parties (including payable for equipment)
	December 31,
	2017	2018
	(in thousands)
Associates	$9,009	18,148
Joint ventures	292	-
Others (i)	15,137	10,027
	$24,438	28,175

	Rental income
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$31,858	48,223	55,044
Joint ventures	6,611	6,611	6,611
Others (i)	90,032	82,427	91,222
	$128,501	137,261	152,877

	Administration and other income
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$15,083	14,311	18,580
Joint ventures	8,301	-	1,060
Others (i)	5,174	9,246	8,789
	$28,558	23,557	28,429

	Rental and other expenses
	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Associates	$36,499	28,017	37,155
Joint ventures	21,821	1,389	567
Others (i)	55,131	35,040	29,336
	$113,451	64,446	67,058

(i)	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.

The Company leased portion of its facilities to related parties. The collection term was 15 days from quarter-end, and the pricing was not materially different from that with third parties.

For the years ended December 31, 2016, 2017 and 2018, the Company had received cash dividends from related parties of $307,481 thousand, $420,547 thousand and $668,228 thousand, respectively.